Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
ColdQuanta, Inc. dba Infleqtion [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Net
9. Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2025	2024
Computers and equipment	$12,030	$10,454
Quantum computer	3,614	3,614
Leasehold improvements	1,432	1,221
Furniture and fixtures	390	217
Software and website	1,381	684

Total property and equipment	18,847	16,190
Accumulated depreciation and amortization	(10,598)	(6,872)

Total property and equipment, net of depreciation	8,249	9,318
Assets not in service	425	697

Total property and equipment, net	$8,674	$10,015

For the years ended December 31, 2025 and 2024, depreciation expenses were $3.7 million and $2.5 million, respectively. Depreciation expense is included within the consolidated statement of operations and comprehensive loss as follows (in thousands):

	Years Ended December 31,
	2025	2024
Cost of revenue	$638	$100
Research and development	2,403	2,285
Seling, general and administrative	623	133

Total depreciation expense	$3,664	$2,518

Long-lived assets by geographic area
The following table presents the Company’s long-lived assets by geographic area, which includes property and equipment, net and operating lease right of use assets (in thousands):

	As of December 31,
	2025	2024
United States	$10,052	$12,443
United Kingdom	3,219	2,972
Australia	326	—

Total	$13,597	$15,415